Related Party Transactions (Schedule of Significant Related Party Transactions) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Companies under Common Control by Shanda [Member] CNY	Dec. 31, 2011 Companies under Common Control by Shanda [Member] CNY	Dec. 31, 2010 Companies under Common Control by Shanda [Member] CNY	Dec. 31, 2012 Shanda [Member] CNY	Dec. 31, 2011 Shanda [Member] CNY	Dec. 31, 2010 Shanda [Member] CNY	Dec. 31, 2012 Shanda and Companies under Common Control by Shanda [Member] USD ($)	Dec. 31, 2012 Shanda and Companies under Common Control by Shanda [Member] CNY	Dec. 31, 2011 Shanda and Companies under Common Control by Shanda [Member] CNY	Dec. 31, 2010 Shanda and Companies under Common Control by Shanda [Member] CNY
Activity related to online gaming business:
Platform service fees and sales agent fees, paid to related parties	(1,118,293)	(1,250,914)	(1,020,534)
Promotion service fee, paid to related parties	(3,914)	(7,260)	(10,551)
Online game licensing fees, received from related parties	1,814	3,199	6,672
Corporate general administrative expenses (2012: reversal), allocated from related parties				3,467	(7,008)	(8,183)
Rental fee, paid to related parties	(17,624)	(17,647)	(13,796)
Consulting service fee, paid to related parties	(9,434)	0	(2,260)
Interest on loans to or from Shanda or companies under its common control:
Interest expense for loans from related parties							(4,300)	(26,787)	(12,150)	(11,059)
Interest income from loans to related parties							$ 13,400	83,711	32,490	1,997